Loss Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Loss Per Share

NOTE 12 – LOSS PER SHARE:

Basic and diluted loss per share:

Basic

Basic loss per share is calculated by dividing the result attributable to equity holders of the Company by the weighted average number of Ordinary Shares in issue during the year.

Diluted

All Ordinary Shares underlying outstanding options, RSU’s and warrants have been excluded from the calculation of the diluted loss per share for the years ended December 31, 2020, 2019 and 2018 since their effect was anti-dilutive. The total number of options, RSU’s and warrants excluded from the calculations of diluted loss per share were – 23,264,072, 13,528,092 and 12,211,676 for the years ended December 31, 2020, 2019 and 2018, respectively.

	Year ended December 31
	2020	2019	2018
	U.S. dollars in thousands, except per share data
Basic and diluted:
Loss attributable to equity holders of the Company	$24,225	$19,396	$20,496

Weighted average number of ordinary shares in issue	43,668,155	35,881,256	32,969,094

Loss per ordinary share	$0.55	$0.54	$0.62